Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Core Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 80 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 92 of the fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus KAR Mid-Cap Core Fund	Class A	Class C		Class I	Class R6	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus KAR Mid-Cap Core Fund		Class A		Class C		Class I		Class R6		Class T
Management Fees		0.80%		0.80%		0.80%		0.80%		0.80%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		none		none		0.25%
Other Expenses		0.43%	[1]	0.41%	[1]	0.42%	[1]	0.34%	[2]	0.43%	[2]
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses	[3]	1.49%		2.22%		1.23%		1.15%		1.49%
Less: Expense Reimbursement	[4]	(0.28%)		(0.26%)		(0.27%)		(0.27%)		(0.28%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3],[4]	1.21%		1.96%		0.96%		0.88%		1.21%
[1]	Restated to reflect certain contract and expense allocation changes.
[2]	Estimated for current fiscal year, as annualized.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[4]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.20% for Class A Shares, 1.95% for Class C Shares, 0.95% for Class I Shares, 0.87% for Class R6 Shares and 1.20% for Class T Shares through January 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus KAR Mid-Cap Core Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	691	993	1,316	2,230
Class C	Sold	299	669	1,166	2,534
Class I	Sold	98	364	650	1,465
Class R6	Sold	90	339	607	1,373
Class T	Sold	370	682	1,017	1,962

Expense Example, No Redemption - Virtus KAR Mid-Cap Core Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	691	993	1,316	2,230
Class C	Held	199	669	1,166	2,534
Class I	Held	98	364	650	1,465
Class R6	Held	90	339	607	1,373
Class T	Held	370	682	1,017	1,962

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The fund pursues long-term capital appreciation in the medium capitalization sector while seeking to provide the risk characteristics of the less volatile large capitalization S&P 500® Index. The fund invests in a select group of medium market capitalization companies believed by the subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies believed by the subadviser to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. Although the fund invests primarily in U.S. companies, it may invest in foreign securities and American Depositary Receipts.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of medium market capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers medium market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell Midcap® Index on a rolling three-year basis. On this basis, as of September 30, 2017, the total market capitalization range of companies included in the Russell Midcap® Index over the past three years was $50 million to $86 billion. Generally, the fund invests in approximately 25 to 35 securities at any given time.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>      Depositary Receipts Risk.  The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

>      Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>      Foreign Investing Risk.  The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>      Limited Number of Investments Risk.  The risk that the fund's portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund's portfolio than would a fund holding a greater number of securities.

>      Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>      Medium Market Capitalization Companies Risk.  The risk that the fund's investments in medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Performance for Class R6 Shares and Class T Shares is not shown here as Class R6 Shares and Class T Shares have not begun operations as of the date of this prospectus.

The bar chart shows the fund's performance from year to year over the life of the fund. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter:	Q4/2010:	12.17%	Worst Quarter:	Q3/2011:	-15.16%

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus KAR Mid-Cap Core Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class I	Return Before Taxes	24.95%	16.03%	15.98%	Jun. 22, 2009
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	24.85%	15.57%	15.56%	Jun. 22, 2009
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	14.19%	12.84%	13.31%	Jun. 22, 2009
Class A	Return Before Taxes	17.46%	14.37%	14.90%	Jun. 22, 2009
Class C	Return Before Taxes	23.65%	14.88%	14.83%	Jun. 22, 2009
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	18.52%	14.96%	17.20%	Jun. 22, 2009

The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.